Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment
Schedule of changes in property and equipment

	Land and Buildings	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$
(a.1) Cost

Balance as of January 1, 2016	292,166	167,874	47,960	508,000
Additions	10,174	14,105	3,540	27,819
Disposals/write-downs	(138)	(1,653)	(1,070)	(2,861)
Transfers	—	—	—	—
Accumulated depreciation (see (a.2))	(134,900)	(139,277)	(39,654)	(313,831)
Impairment loss (*) (***)	(15)	(4)	(26)	(45)
Reclassifications	—	—	—	—

Balance as of December 31, 2016	167,287	41,045	10,750	219,082

Balance as of January 1, 2017	302,187	180,322	50,404	532,913
Additions	10,606	8,898	3,720	23,224
Disposals/write-downs	(1,365)	(4,851)	(1,569)	(7,785)
Transfers	—	—	—	—
Accumulated depreciation (see (a.2))	(142,768)	(148,006)	(41,316)	(332,090)
Impairment loss (*) (***)	—	—	(3)	(3)
Reclassifications	—	—	—	—

Balance as of December 31, 2017	168,660	36,363	11,236	216,259

(a.2) Accumulated Depreciation

Balance as of January 1, 2016	(126,568)	(127,644)	(38,117)	(292,329)
Transfers	—	(18)	18	—
Depreciation charges in the period (*) (**)	(8,470)	(13,268)	(2,588)	(24,326)
Sales and disposals in the period	138	1,653	1,033	2,824
Reclassifications	—	—	—	—

Accumulated Depreciation as of December 31, 2016	(134,900)	(139,277)	(39,654)	(313,831)

Transfers	—	—	—	—
Depreciation charges in the period (*) (**)	(9,040)	(13,723)	(3,045)	(25,808)
Sales and disposals in the period	1,172	4,851	1,526	7,549
Reclassifications	—	143	(143)	—

Accumulated Depreciation as of December 31, 2017	(142,768)	(148,006)	(41,316)	(332,090)

(*)      See Note No. 36 about Depreciation, Amortization and Impairment

(**)    It does not include depreciation for the year for Investment Properties, which it registered under the item “Investment Properties” for an amount of Ch$368 million (Ch$368 million in 2016)

(***)  It does not include charge-off provisions for Property and Equipment for an amount of Ch$163 million (Ch$229 million in 2016)

Schedule of future payments of operating leases

	Lease Contracts
	Expenses for the year	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 12 months	Over 1 year and up to 3 years	Over 3 years and up to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Year 2017	33,017	2,764	5,522	23,462	45,891	33,789	34,401	145,829
Year 2016	34,490	2,750	5,458	22,841	51,242	36,213	46,902	165,406